Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2021		2022		2023
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	151,419,322	€3,028	193,426,478	€1,934	246,262,004	€2,463
Converted to U.S. dollars at historical exchange rates		$3,687		$2,306		$2,878